Derivatives and Hedging Activities (Schedule of Derivative Instruments in Statement of Financial Position, Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets	$ 7,088	$ 0
Gross Amounts of Recognized Liabilities	(1,785)	(3,830)	(98)
Derivative Asset, Fair Value, Amount Offset Against Collateral	0	0
Derivative Asset	7,088	0
Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	1,785	3,830
Financial Instruments	0	0
Cash Collateral Received	0	0
Derivative, Fair Value, Net	5,303	(3,830)
Interest Rate Swap [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets	7,088
Gross Amounts of Recognized Liabilities	(1,785)	(3,830)	(98)
Interest Rate Swap [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets	7,088
Gross Amounts of Recognized Liabilities	$ (1,785)	$ (3,830)	$ (98)